37. Defined benefit pension plans and other post-employment benefits (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
PBS [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets at beginning	R$ 47,731
Benefits paid in the year	(2,629)
Effective return on assets in the year	4,326
Actuarial gain (loss) on plan assets	(5,437)
Fair value of assets at end	43,991
PBS Assisted [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets at beginning	12,494
Benefits paid in the year	(719)
Effective return on assets in the year	1,128
Actuarial gain (loss) on plan assets	624
Fair value of assets at end	13,527
Management Agreement [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets at beginning	395
Benefits paid in the year	(9)
Effective return on assets in the year	36
Actuarial gain (loss) on plan assets	3
Fair value of assets at end	425
PAMEC/Asset Policy [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets at beginning
Contributions paid by participants
Fair value of assets at end
AES Telecom [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets at beginning	8,148
Benefits paid in the year	(348)
Effective return on assets in the year	763
Actuarial gain (loss) on plan assets	361
Contributions paid by participants	58
Fair value of assets at end	8,982
Medical Plan [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets at beginning
Sponsor contributions poured into the plan
Fair value of assets at end